UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Multi-Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (98.2%)(a)
			Shares	Value

Aerospace and defense (3.8%)

BWX Technologies, Inc.			274,700	$13,075,720

Northrop Grumman Corp.			284,689	67,710,432

Raytheon Co.			205,650	31,361,625

United Technologies Corp.			341,700	38,342,157

				150,489,934
Banks (2.9%)

Bank of America Corp.			3,645,700	86,002,063

PacWest Bancorp			497,200	26,480,872

				112,482,935
Beverages (2.7%)

Anheuser-Busch InBev SA/NV ADR (Belgium)(S)			181,500	19,921,440

Constellation Brands, Inc. Class A			190,300	30,841,921

Monster Beverage Corp.(NON)			400,389	18,485,960

PepsiCo, Inc.			318,200	35,593,852

				104,843,173
Biotechnology (4.8%)

Alexion Pharmaceuticals, Inc.(NON)			177,400	21,507,976

Amgen, Inc.			226,200	37,112,634

Biogen, Inc.(NON)			139,300	38,087,406

BioMarin Pharmaceutical, Inc.(NON)			131,400	11,534,292

Celgene Corp.(NON)			563,868	70,162,095

Vertex Pharmaceuticals, Inc.(NON)			76,500	8,365,275

				186,769,678
Building products (2.3%)

Johnson Controls International PLC			2,131,300	89,770,356

				89,770,356
Capital markets (2.7%)

Charles Schwab Corp. (The)			1,276,200	52,081,722

Hamilton Lane, Inc. Class A(NON)			468,708	8,750,778

KKR & Co. LP			649,600	11,842,208

Morgan Stanley			771,400	33,046,776

				105,721,484
Chemicals (3.1%)

Albemarle Corp.			357,500	37,766,300

Sherwin-Williams Co. (The)			93,700	29,064,803

Symrise AG (Germany)			534,335	35,535,575

W.R. Grace & Co.			274,400	19,128,424

				121,495,102
Commercial services and supplies (1.2%)

Stericycle, Inc.(NON)(S)			263,200	21,816,648

Waste Connections, Inc. (Canada)			308,500	27,215,870

				49,032,518
Consumer finance (1.0%)

Oportun Financial Corp. (acquired 6/23/15, cost $1,831,199) (Private)(F)(RES)(NON)			642,526	1,812,887

Synchrony Financial			1,048,400	35,960,120

				37,773,007
Containers and packaging (1.1%)

RPC Group PLC (United Kingdom)			2,007,583	19,657,083

Sealed Air Corp.			589,500	25,690,410

				45,347,493
Distributors (0.7%)

LKQ Corp.(NON)			890,100	26,053,227

				26,053,227
Diversified telecommunication services (0.2%)

Zayo Group Holdings, Inc.(NON)(S)			190,028	6,251,921

				6,251,921
Electronic equipment, instruments, and components (0.1%)

Jenoptik AG (Germany)			177,443	4,399,243

				4,399,243
Energy equipment and services (0.9%)

Halliburton Co.			686,600	33,787,586

				33,787,586
Equity real estate investment trusts (REITs) (0.5%)

Gaming and Leisure Properties, Inc.(R)			565,200	18,888,984

				18,888,984
Food and staples retail (2.4%)

Costco Wholesale Corp.			107,300	17,993,137

Walgreens Boots Alliance, Inc.			902,791	74,976,793

				92,969,930
Health-care equipment and supplies (6.7%)

Becton Dickinson and Co.			271,800	49,858,992

Boston Scientific Corp.(NON)			1,121,069	27,880,986

C.R. Bard, Inc.			235,900	58,630,586

Danaher Corp.			663,300	56,732,049

GenMark Diagnostics, Inc.(NON)			920,982	11,806,989

Hoya Corp. (Japan)			334,800	16,106,968

Intuitive Surgical, Inc.(NON)			43,900	33,648,033

Penumbra, Inc.(NON)(S)			75,862	6,330,684

				260,995,287
Health-care providers and services (0.7%)

Humana, Inc.			130,400	26,880,656

Premier, Inc. Class A(NON)			66,525	2,117,491

				28,998,147
Health-care technology (0.1%)

HTG Molecular Diagnostics, Inc.(NON)(S)			353,563	2,446,656

				2,446,656
Hotels, restaurants, and leisure (2.2%)

Dave & Buster's Entertainment, Inc.(NON)			358,900	21,925,201

Hilton Worldwide Holdings, Inc.			455,667	26,638,293

Las Vegas Sands Corp.			351,800	20,077,226

Lindblad Expeditions Holdings, Inc.(NON)(S)			1,860,890	16,673,574

				85,314,294
Household durables (0.6%)

PulteGroup, Inc.			988,200	23,272,110

				23,272,110
Insurance (0.5%)

Prudential PLC (United Kingdom)			860,190	18,170,569

				18,170,569
Internet and direct marketing retail (5.7%)

Amazon.com, Inc.(NON)			161,477	143,155,820

Ctrip.com International, Ltd. ADR (China)(NON)(S)			220,000	10,813,000

Delivery Hero Holding GmbH (acquired 6/12/15, cost $6,354,151) (Private) (Germany)(F)(RES)(NON)			825	5,420,958

Expedia, Inc.			168,500	21,259,645

FabFurnish GmbH (acquired 8/2/13, cost $69) (Private) (Brazil)(F)(RES)(NON)			104	83

Global Fashion Group SA (acquired 8/2/13, cost $3,488,697) (Private) (Brazil)(F)(RES)(NON)			82,353	720,666

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $69) (Private) (Brazil)(F)(RES)(NON)			52	42

New Middle East Other Assets GmbH (acquired 8/2/13, cost $29) (Private) (Brazil)(F)(RES)(NON)			22	18

Priceline Group, Inc. (The)(NON)			22,990	40,921,510

				222,291,742
Internet software and services (10.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			465,450	50,189,474

Alphabet, Inc. Class C(NON)			253,060	209,928,454

Facebook, Inc. Class A(NON)			775,713	110,190,032

Instructure, Inc.(NON)			221,800	5,190,120

Shopify, Inc. Class A (Canada)(NON)			269,600	18,357,064

Tencent Holdings, Ltd. (China)			334,100	9,578,264

				403,433,408
IT Services (4.4%)

Fidelity National Information Services, Inc.			480,500	38,257,410

Visa, Inc. Class A(S)			1,517,900	134,895,773

				173,153,183
Life sciences tools and services (2.1%)

Agilent Technologies, Inc.			1,427,000	75,445,490

Bio-Rad Laboratories, Inc. Class A(NON)			26,398	5,262,177

				80,707,667
Machinery (2.2%)

Dover Corp.			292,600	23,510,410

Fortive Corp.			327,000	19,691,940

KION Group AG (Germany)			113,001	7,381,242

Middleby Corp. (The)(NON)(S)			265,800	36,268,410

				86,852,002
Media (4.1%)

Charter Communications, Inc. Class A(NON)			123,200	40,325,824

Comcast Corp. Class A			520,000	19,546,800

DISH Network Corp. Class A(NON)			212,000	13,459,880

Live Nation Entertainment, Inc.(NON)			1,340,527	40,711,805

Walt Disney Co. (The)			409,300	46,410,527

				160,454,836
Metals and mining (0.4%)

Nucor Corp.			284,400	16,984,368

				16,984,368
Oil, gas, and consumable fuels (2.4%)

Anadarko Petroleum Corp.			538,100	33,362,200

Cheniere Energy, Inc.(NON)			261,900	12,380,013

EOG Resources, Inc.			176,000	17,168,800

Plains GP Holdings LP Class A(S)			567,117	17,728,077

Suncor Energy, Inc. (Canada)			482,200	14,827,650

				95,466,740
Personal products (0.4%)

Edgewell Personal Care Co.(NON)			218,376	15,972,021

				15,972,021
Pharmaceuticals (1.4%)

Allergan PLC			121,600	29,052,672

Cardiome Pharma Corp. (Canada)(NON)			934,800	2,804,400

Jazz Pharmaceuticals PLC(NON)			155,067	22,504,874

				54,361,946
Professional services (0.5%)

Equifax, Inc.			148,800	20,346,912

				20,346,912
Real estate management and development (0.2%)

RE/MAX Holdings, Inc. Class A			137,955	8,201,425

				8,201,425
Road and rail (2.7%)

Norfolk Southern Corp.			953,382	106,750,183

				106,750,183
Semiconductors and semiconductor equipment (4.4%)

Applied Materials, Inc.			768,500	29,894,650

Broadcom, Ltd.			276,000	60,432,960

Cavium, Inc.(NON)(S)			109,400	7,839,604

Micron Technology, Inc.(NON)			908,100	26,244,090

NVIDIA Corp.			142,900	15,566,097

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			974,700	32,009,148

				171,986,549
Software (7.0%)

Adobe Systems, Inc.(NON)			371,200	48,304,256

Microsoft Corp.			2,230,500	146,900,730

Proofpoint, Inc.(NON)(S)			212,700	15,816,372

RealPage, Inc.(NON)			340,000	11,866,000

salesforce.com, Inc.(NON)			478,100	39,438,469

ServiceNow, Inc.(NON)			127,500	11,152,425

				273,478,252
Specialty retail (3.5%)

Home Depot, Inc. (The)			536,400	78,759,612

TJX Cos., Inc. (The)			487,944	38,586,612

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)			70,700	20,165,761

				137,511,985
Technology hardware, storage, and peripherals (4.1%)

Apple, Inc.			1,122,732	161,291,679

				161,291,679
Textiles, apparel, and luxury goods (0.4%)

NIKE, Inc. Class B			320,500	17,861,465

				17,861,465
Water utilities (0.3%)

Select Energy Services Class A(F)(NON)			577,015	12,550,076

				12,550,076
Wireless telecommunication services (0.5%)

T-Mobile US, Inc.(NON)			320,100	20,675,257

				20,675,257

Total common stocks (cost $2,893,712,734)				$3,845,605,330

INVESTMENT COMPANIES (0.5%)(a)
			Shares	Value

Vanguard Consumer Discretionary ETF			142,100	$19,676,587

Total investment companies (cost $18,448,100)				$19,676,587

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,999) (Private)(F)(RES)(NON)			1,754	$4,949

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $95,634) (Private)(F)(RES)(NON)			30,360	94,678

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $224,601) (Private)(F)(RES)(NON)			44,126	222,355

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $325,791) (Private)(F)(RES)(NON)			64,006	322,533

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $182,702) (Private)(F)(RES)(NON)			33,279	180,875

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $551,501) (Private)(F)(RES)(NON)			71,810	545,986

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,546,855) (Private)(F)(RES)(NON)			542,756	1,531,386

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $1,955,989) (Private)(F)(RES)(NON)			686,312	1,936,429

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $5,967,941) (Private)(F)(RES)(NON)			2,096,000	5,908,205

Ovid Therapeutics, Inc. 144A Ser. B, 8.00% cv. pfd. (acquired 8/10/15, cost $4,137,150) (Private)(F)(RES)(NON)			664,069	4,034,219

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	—

Total convertible preferred stocks (cost $25,444,401)				$14,781,615

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	1,682,858	$247,380

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	721,455	—

Total warrants (cost $1,699,687)				$247,380

SHORT-TERM INVESTMENTS (6.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)		Shares	178,323,103	$178,323,103

Putnam Short Term Investment Fund 0.87%(AFF)		Shares	53,797,756	53,797,756

U.S. Treasury Bills 0.767%, 7/13/17(SEG)(SEGSF)			$1,121,000	1,118,563

U.S. Treasury Bills 0.735%, 4/20/17(SEG)(SEGSF)			669,000	668,770

U.S. Treasury Bills 0.491%, 4/6/17(SEG)			873,000	872,955

Total short-term investments (cost $234,781,122)				$234,781,147

TOTAL INVESTMENTS

Total investments (cost $3,174,086,044)(b)				$4,115,092,059

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $53,271,317) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/21/17	$20,110,957	$19,956,088	$(154,869)
JPMorgan Chase Bank N.A.
	Euro	Sell	6/21/17	22,216,376	21,952,279	(264,097)
UBS AG
	Euro	Sell	6/21/17	11,459,657	11,362,950	(96,707)

Total						$(515,673)

FUTURES CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

NASDAQ 100 Index E-Mini (Long)	27	$2,936,790	Jun-17	$33,581
Russell 2000 Index Mini (Long)	11	761,420	Jun-17	17,634
S&P 500 Index E-Mini (Long)	75	8,847,000	Jun-17	52,775
S&P Mid Cap 400 Index E-Mini (Long)	13	2,233,660	Jun-17	32,209

Total				$136,199

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2016 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,916,750,838.
(b)	The aggregate identified cost on a tax basis is $3,179,373,279, resulting in gross unrealized appreciation and depreciation of $994,710,261 and $58,991,481, respectively, or net unrealized appreciation of $935,718,780.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $22,736,269, or 0.6% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$142,201,300	$1,070,939,374	$1,034,817,571	$911,989	$178,323,103
	Putnam Short Term Investment Fund**	42,433,371	737,157,999	725,793,614	208,677	53,797,756
	HTG Molecular Diagnostics, Inc.†	962,203	—	198,108	—	—
	Totals	$185,596,874	$1,808,097,373	$1,760,809,293	$1,120,666	$234,567,515
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $178,323,103, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $173,930,213. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
† Security was only in affiliation for a portion of the reporting period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $563,149 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $515,673 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $676,478 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$666,617,892	$—	$6,141,767
Consumer staples	213,785,124	—	—
Energy	129,254,326	—	—
Financials	272,335,108	—	1,812,887
Health care	614,279,381	—	—
Industrials	503,241,905	—	—
Information technology	1,187,742,314	—	—
Materials	183,826,963	—	—
Real estate	27,090,409	—	—
Telecommunication services	26,927,178	—	—
Utilities	—	12,550,076	—
Total common stocks	3,825,100,600	12,550,076	7,954,654
Convertible preferred stocks	—	—	14,781,615
Investment companies	19,676,587	—	—
Warrants	247,380	—	—
Short-term investments	53,797,756	180,983,391	—

Totals by level	$3,898,822,323	$193,533,467	$22,736,269

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(515,673)	$—
Futures contracts	136,199	—	—

Totals by level	$136,199	$(515,673)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$—	$515,673
Equity contracts	383,579	—

Total	$383,579	$515,673

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		40
Forward currency contracts (contract amount)		$98,000,000
Warrants (number of warrants)		2,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	UBS AG	Total

	Assets:
	Futures contracts§	—	—	—	—	—
	Forward currency contracts#	$—	$—	$—	$—	$—

	Total Assets	$—	$—	$—	$—	$—

	Liabilities:
	Futures contracts§	—	—	17,670	—	17,670
	Forward currency contracts#	154,869	264,097	—	96,707	515,673

	Total Liabilities	$154,869	$264,097	$17,670	$96,707	$533,343

	Total Financial and Derivative Net Assets	$(154,869)	$(264,097)	$(17,670)	$(96,707)	$(533,343)
	Total collateral received (pledged)##†	$(9,977)	$(264,097)	$—	$(96,707)
	Net amount	$(144,892)	$—	$(17,670)	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi-Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017